Annual Total Returns- Thrivent Mid Cap Stock Fund (Class S) [BarChart] - Class S - Thrivent Mid Cap Stock Fund - Class S	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.02%)	14.42%	35.68%	11.93%	0.66%	28.63%	18.94%	(10.39%)	24.85%	21.94%